Shareholders' Equity - Schedule of Outstanding Warrants (Details) (10-K) - Warrant [Member]	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Exercise Price Warrants Outstanding, Lower Range Limit	$ 0.30
Exercise Price Warrants Outstanding, Upper Range Limit	$ 0.50
Warrants Exercisable | shares	500,000
Weighted Average Remaining Contractual Life	8 months 9 days
Aggregate Intrinsic Value | $	$ 32,500